Restatement of Financial Statements (Details Narrative)						3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 06, 2022 USD ($)	Mar. 30, 2022 USD ($) shares	Mar. 11, 2022 USD ($) $ / shares	Feb. 08, 2022 USD ($) $ / shares	Jan. 22, 2022 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Legal and professional						$ 70,566	$ 48,736	$ 659,958	$ 154,886	$ 684,684	$ 261,823
Shares issued | shares										210,000
Post reverse split | shares										105,000
Conversion price | $ / shares						$ 3.60		$ 3.60
Share based compensation								$ 356,733	$ 367,551	$ 910,067	$ 459,589
Value issued						$ 10,031,415
Subsequent Event [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shares issued | shares		1,678
Post reverse split | shares		839
Debt instrument decrease forgiveness					$ 73,007
Interest receivable					$ 641
Debt instrument face amount			$ 224,985	$ 365,000
Conversion ratio			0.06	0.06
Conversion price | $ / shares			$ 2.50	$ 2.50
Share based compensation			$ 22,250	$ 36,500
Conversion shares			0.10	0.10
Value issued		$ 16,340
Value issued	$ 211,455
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Legal and professional										420,000
Share based compensation										$ 420,000